Note 38 - Dividend income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Dividens Revenue Line Items
Dividend income	€ 157	€ 334	€ 467
Financial assets at fair value through profit or loss classified as held for trading [Member]
Dividens Revenue Line Items
Dividend income	19	145	161
Financial Assets At Fair Value Through Other Comprehensive Income Member
Dividens Revenue Line Items
Dividend income	138	188	307
Total [Member]
Dividens Revenue Line Items
Dividend income	€ 157	€ 334	€ 467